Discontinued Operations	6 Months Ended
Jun. 30, 2012
Discontinued Operations [Abstract]
Discontinued Operations

Note 14. Discontinued Operations

During the three and six months ended June 30, 2012, the loss of $7 million and $8 million, respectively, primarily relates to the Company’s $5 million (net of tax) write-down to fair market value, based on current market prices, of certain wholly-owned hotels classified as held for sale (see Note 5). Additionally, the Company recorded a loss of $1 million and $2 million for the three and six months ended June 30, 2012, respectively, for accrued interest related to an uncertain tax position associated with a previous disposition.

During the three and six months ended June 30, 2011, the loss of $19 million and $20 million, respectively, primarily relates to the Company’s $18 million (net of tax) loss from the sale of its interest in a consolidated joint venture. Additionally, the Company recorded a loss of $1 million and $2 million for the three and six months ended June 30, 2011, respectively, for accrued interest related to an uncertain tax position associated with a previous disposition.